Schedule of 200,000 Stock Options Valuation - April 2, 2015 (Details)	12 Months Ended
Dec. 31, 2016 USD ($) yr
Additional Paid-in Capital Schedule Of 200,000 Stock Options Valuation - April 2, 2015 1	66.00%
Additional Paid-in Capital Schedule Of 200,000 Stock Options Valuation - April 2, 2015 2 | yr	2.5
Additional Paid-in Capital Schedule Of 200,000 Stock Options Valuation - April 2, 2015 3	0.87%
Additional Paid-in Capital Schedule Of 200,000 Stock Options Valuation - April 2, 2015 4 | $	$ 0